Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.7%
Aerospace & Defense – 1.7%
BWX Technologies Inc	430,794	$21,699,094
Spirit AeroSystems Holdings Inc	956,849	20,974,130
		42,673,224
Auto Components – 1.1%
Adient PLC*	1,015,336	28,175,574
Banks – 19.1%
Ameris Bancorp	1,550,482	69,322,050
Atlantic Union Bankshares Corp	1,120,775	34,049,144
Cadence Bank	542,857	13,793,996
Enterprise Financial Services Corp	387,595	17,069,684
FB Financial Corp	681,865	26,054,062
First Busey Corp	813,531	17,881,411
First Interstate BancSystem Inc - Class A	1,691,813	68,264,655
Fulton Financial Corp	2,048,942	32,373,284
Hancock Whitney Corp	728,434	33,369,561
Heartland Financial USA Inc	518,094	22,464,556
Horizon Bancorp Inc/IN	1,928,540	34,636,578
Sandy Spring Bancorp Inc	583,035	20,557,814
United Bankshares Inc	918,155	32,824,041
United Community Banks Inc/GA	1,668,889	55,240,226
		477,901,062
Beverages – 1.1%
Coca-Cola Consolidated Inc	66,502	27,380,868
Biotechnology – 0.8%
Anika Therapeutics Inc*	593,680	14,129,584
Exelixis Inc*	417,735	6,550,085
		20,679,669
Building Products – 1.9%
Armstrong World Industries Inc	202,872	16,073,549
Gibraltar Industries Inc*	304,943	12,481,317
Masonite International Corp*	248,449	17,711,929
		46,266,795
Capital Markets – 1.0%
Artisan Partners Asset Management Inc	375,716	10,118,032
Piper Jaffray Cos	131,674	13,791,535
		23,909,567
Chemicals – 2.1%
American Vanguard Corp	789,937	14,771,822
Innospec Inc	430,340	36,867,228
		51,639,050
Commercial Services & Supplies – 3.4%
Boyd Group Services Inc	369,669	46,556,561
UniFirst Corp/MA	235,177	39,563,827
		86,120,388
Construction & Engineering – 2.1%
Comfort Systems USA Inc	543,526	52,901,386
Construction Materials – 1.3%
Eagle Materials Inc	292,081	31,305,242
Electrical Equipment – 1.4%
Encore Wire Corp	281,600	32,536,064
Thermon Group Holdings Inc*	83,505	1,286,812
		33,822,876
Electronic Equipment, Instruments & Components – 3.0%
Fabrinet*	378,317	36,110,358
Insight Enterprises Inc*	374,779	30,885,537
ScanSource Inc*	305,725	8,074,197
		75,070,092
Energy Equipment & Services – 1.9%
ChampionX Corp	2,441,256	47,775,380
Entertainment – 0.2%
Madison Square Garden Co*	37,730	5,156,182
Equity Real Estate Investment Trusts (REITs) – 8.1%
Corporate Office Properties Trust	1,261,598	29,306,922
Phillips Edison & Co Inc	1,096,559	30,758,480
PotlatchDeltic Corp	630,461	25,874,119
STAG Industrial Inc	1,774,332	50,444,259
Sunstone Hotel Investors Inc	4,309,186	40,592,532

Shares or Principal Amounts		Value
Common Stocks– (continued)
Equity Real Estate Investment Trusts (REITs)– (continued)
UMH Properties Inc	1,583,663	$25,576,157
		202,552,469
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	208,354	42,195,852
Food Products – 1.1%
Nomad Foods Ltd*	2,018,511	28,662,856
Gas Utilities – 0.8%
ONE Gas Inc	276,519	19,464,172
Health Care Equipment & Supplies – 6.9%
Embecta Corp	1,261,797	36,327,136
Envista Holdings Corp*	1,217,654	39,951,228
Globus Medical Inc*	633,266	37,723,656
Varex Imaging Corp*,£	2,210,256	46,724,812
Zimvie Inc*	1,050,939	10,372,768
		171,099,600
Health Care Providers & Services – 0.9%
ModivCare Inc*	120,808	12,042,141
Owens & Minor Inc	483,294	11,647,385
		23,689,526
Health Care Technology – 0.2%
Certara Inc*	468,796	6,225,611
Hotels, Restaurants & Leisure – 1.6%
Century Casinos Inc*,£	2,085,544	13,681,169
Portillo's Inc - Class A*	1,357,552	26,730,199
		40,411,368
Household Durables – 1.6%
Skyline Champion Corp*	751,124	39,711,926
Information Technology Services – 2.4%
EVERTEC Inc	608,412	19,073,716
WNS Holdings Ltd (ADR)*	496,878	40,664,495
		59,738,211
Insurance – 2.6%
First American Financial Corp	191,133	8,811,231
Hanover Insurance Group Inc	306,590	39,286,443
Selective Insurance Group Inc	197,336	16,063,150
		64,160,824
Leisure Products – 0.4%
YETI Holdings Inc*	344,124	9,814,416
Life Sciences Tools & Services – 0.3%
Medpace Holdings Inc*	45,399	7,135,361
Machinery – 3.9%
Hillenbrand Inc	1,094,780	40,200,322
Lincoln Electric Holdings Inc	299,897	37,703,051
Watts Water Technologies Inc - Class A	150,725	18,950,654
		96,854,027
Marine – 0.6%
Kirby Corp*	249,236	15,146,072
Metals & Mining – 2.1%
Commercial Metals Co	1,494,534	53,026,066
Multiline Retail – 0.7%
Ollie's Bargain Outlet Holdings Inc*	321,690	16,599,204
Multi-Utilities – 2.6%
Black Hills Corp	956,368	64,774,805
Oil, Gas & Consumable Fuels – 6.3%
Denbury Inc*	74,219	6,402,131
Gulfport Energy Corp*	449,655	39,700,040
Magnolia Oil & Gas Corp	2,850,992	56,478,151
Oasis Petroleum Inc	394,408	53,943,182
		156,523,504
Pharmaceuticals – 0.7%
Corcept Therapeutics Inc*	265,409	6,805,087
Harmony Biosciences Holdings Inc*	219,733	9,731,975
		16,537,062
Professional Services – 0.6%
Korn Ferry	331,829	15,579,372
Real Estate Management & Development – 0.7%
Marcus & Millichap Inc	525,127	17,213,663
Semiconductor & Semiconductor Equipment – 1.8%
Diodes Inc*	272,744	17,703,813
FormFactor Inc*	300,855	7,536,418
Ultra Clean Holdings Inc*	729,307	18,779,655
		44,019,886

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialty Retail – 0.5%
Academy Sports & Outdoors Inc	314,131	$13,250,046
Textiles, Apparel & Luxury Goods – 0.6%
Steven Madden Ltd	585,517	15,615,738
Thrifts & Mortgage Finance – 1.5%
WSFS Financial Corp	823,967	38,281,507
Trading Companies & Distributors – 3.4%
GATX Corp	438,189	37,311,793
H&E Equipment Services Inc	982,283	27,837,900
MSC Industrial Direct Co Inc	257,096	18,719,160
		83,868,853
Total Common Stocks (cost $2,179,634,683)		2,412,929,352
Investment Companies– 1.5%
Exchange-Traded Funds (ETFs) – 1.5%
SPDR S&P Biotech*((cost $40,420,523)	482,692	38,287,129
Repurchase Agreements– 1.3%
ING Financial Markets LLC, Joint repurchase agreement, 2.9500%, dated 9/30/22, maturing 10/3/22 to be repurchased at $18,604,573 collateralized by $19,954,986 in U.S. Treasuries 0% - 5.3750%, 10/20/22 - 5/15/52 with a value of $18,976,670	$18,600,000	18,600,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 2.9100%, dated 9/30/22, maturing 10/3/22 to be repurchased at $15,003,638 collateralized by $15,925,100 in U.S. Treasuries 0% - 3.3750%, 10/6/22 - 11/15/45 with a value of $15,303,711	15,000,000	15,000,000
Total Repurchase Agreements (cost $33,600,000)		33,600,000
Total Investments (total cost $2,253,655,206) – 99.5%		2,484,816,481
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		11,249,145
Net Assets – 100%		$2,496,065,626

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,368,932,569	95.3%
Canada	46,556,561	1.9
India	40,664,495	1.6
United Kingdom	28,662,856	1.2

Total	$2,484,816,481	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/22
Common Stocks - 2.4%
Health Care Equipment & Supplies - 1.9%
Varex Imaging Corp*	$-	$-	$(601,509)	$46,724,812
Hotels, Restaurants & Leisure - 0.5%
Century Casinos Inc*	-	-	(1,334,748)	13,681,169
Total Affiliated Investments - 2.4%	$-	$-	$(1,936,257)	$60,405,981

(1) For securities that were affiliated for a portion of the period ended September 30, 2022, this column reflects amounts for the entire period ended September 30, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Common Stocks - 2.4%
Health Care Equipment & Supplies - 1.9%
Varex Imaging Corp*	42,753,840	4,572,481	-	46,724,812
Hotels, Restaurants & Leisure - 0.5%
Century Casinos Inc*	15,015,917	-	-	13,681,169

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,412,929,352	$-	$-
Investment Companies	38,287,129	-	-
Repurchase Agreements	-	33,600,000	-
Total Assets	$2,451,216,481	$33,600,000	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70292 11-22